Assets held for sale - Schedule of Assets and Liabilities Held For Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade and other receivables	$ 4,138	$ 3,949
Contract costs	1,143	894	$ 764
Prepaid expenses	244	254
Property, plant and equipment	29,256	28,235	27,513
Intangible assets	16,183	15,570	$ 13,102
Other non-current assets	1,355	1,306
Goodwill	10,906	10,572
Total assets	69,329	66,764
Trade payables and other liabilities	5,221	4,455
Contract liabilities	857	799
Deferred tax liabilities	4,953	4,679
Other non-current liabilities	1,070	1,003
Total liabilities	$ 46,814	43,823
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Trade and other receivables		29
Contract costs		4
Prepaid expenses		1
Property, plant and equipment		2
Intangible assets		1
Other non-current assets		7
Goodwill		6
Total assets		50
Trade payables and other liabilities		18
Contract liabilities		7
Deferred tax liabilities		5
Other non-current liabilities		5
Total liabilities		35
Total net assets		$ 15